Other Financial Liabilities - Schedule of Interest-bearing Borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Current	$ 1,815,160	$ 1,397,187
Non-Current	3,837,697	4,780,797
Secured Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	235,404	258,976
Non-Current	247,150	585,107
Unsecured Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	927,075	447,954
Non-Current	149,057	37,173
Unsecured Obligations with Public [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	409,087	264,634
Non-Current	2,864,794	3,357,885
Secured Obligations [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	154,955	395,987
Non-Current	395,289	696,529
Other Obligations [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	88,639	29,636
Non-Current	$ 181,407	$ 104,103